Note 10 - Stockholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Feb. 28, 2014	Oct. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 22, 2011	Dec. 21, 2007
Stockholders' Equity Note [Abstract]
Preferred Stock, Shares Authorized							10,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)							$ 0.0756
Preferred Stock, Shares Issued			0	0
Stock Repurchase Program, Authorized Amount (in Dollars)						$ 2
Stock Repurchased During Period, Shares					65,045
Treasury Stock Acquired, Average Cost Per Share (in Dollars per share)					$ 3.87
Stock Issued During Period, Shares, Restricted Stock Award, Gross		9,000	66,450
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	2,000		2,000	0	0